DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Liabilities
SCHEDULE OF DEFERRED TAX LIABILITIES

	As of Dec 31, 2023	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000	S$’000

Deferred tax liabilities, beginning	861	1,586	2,017
Additions	725	431	596
Deferred tax liabilities, ending	1,586	2,017	2,613

SCHEDULE OF DEFERRED INCOME TAX LIABILITY

The temporary differences which give rises to the deferred income tax liability are as follows:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Net book value of fixed assets	30,233	33,137
Net book value of ROUA	1,199	11
Less: Lease liabilities (ROUA)	(1,221)	(12)
Less: Net book value of non-qualifying assets	(27)	(53)
	30,184	33,083
Less: Tax written down value	(18,309)	(17,711)
Timing difference	11,875	15,372

Deferred tax liability @ 17%	2,017	2,613